Supplement dated August 18, 2026, to the Initial Summary Prospectus, Updating Summary Prospectus,

and Prospectus dated May 1, 2026,

Protective Executive Benefits Registered VUL policies

issued by Protective Life Insurance Company

Protective COLI VUL

Supplement dated August 18, 2026, to the Initial Summary Prospectus, Updating Summary Prospectus,

and Prospectus dated May 1, 2026,

for Protective Executive Benefits Registered VUL NY policies issued by Protective Life and Annuity Insurance Company

Protective NY COLI VUL

This Supplement amends certain information in your variable universal life policy (“Policy”) initial summary prospectus, updating summary prospectus, and prospectus (collectively, the “Prospectus”). Please read this Supplement carefully and keep it with your Prospectus for future reference. You may obtain a current prospectus by visiting www.protective.com/productprospectus or by calling 1-888-353-2654.

The Sub-Adviser The Putnam Advisory Company, LLC in the "APPENDIX: FUNDS AVAILABLE UNDER THE POLICY" section of the Prospectus is hereby deleted and replaced with Templeton Asset Management Ltd. for the following funds:

•	Putnam VT Focused International Equity Fund
•	Putnam VT Global Asset Allocation Fund
•	Putnam VT International Value Fund

If you have any questions regarding this Supplement, please contact your investment professional or us toll free at

1-888-353-2654. Please keep this Supplement for future reference.